UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-06324
Delaware Group® Global & International Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class A : DEMAX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.43%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class A) returned 12.12% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Class A) – including sales charge	5.69%	2.24%	3.45%
Macquarie Emerging Markets Fund (Class A) – excluding sales charge	12.12%	3.46%	4.07%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class A shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4117419)

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class C : DEMCX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.18%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class C) returned 11.34% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Class C) – including sales charge	10.34%	2.70%	3.29%
Macquarie Emerging Markets Fund (Class C) – excluding sales charge	11.34%	2.70%	3.29%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class C shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4117419)

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class R : DEMRX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$178	1.68%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class R) returned 11.92% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Class R) – including sales charge	11.92%	3.21%	3.81%
Macquarie Emerging Markets Fund (Class R) – excluding sales charge	11.92%	3.21%	3.81%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4117419)

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Institutional Class : DEMIX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.18%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Institutional Class) returned 12.42% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Emerging Markets Fund (Institutional Class) – including sales charge	12.42%	3.73%	4.33%
Macquarie Emerging Markets Fund (Institutional Class) – excluding sales charge	12.42%	3.73%	4.33%
MSCI Emerging Markets Index (net)	11.86%	3.20%	3.16%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	3.56%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 1.17% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4117419)

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class R6 : DEMZX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$114	1.07%
Management's discussion of Fund performance
Performance highlights
Macquarie Emerging Markets Fund (Class R6) returned 12.58% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market indices, returned 11.86% and 12.42%, respectively.
Top contributors to performance:
The information technology sector outperformed over the 12-month reporting period, supported by optimism toward artificial intelligence (AI)-related demand growth. Key contributors to performance included Taiwan Semiconductor Manufacturing Co. Ltd. and MediaTek Inc.
Shares of SK Square Co. Ltd., a South Korean industrials company, outperformed. The company’s net asset value (NAV) increased due to the rising value of its investment in SK Hynix Inc.
Shares of Lupin Ltd., an Indian healthcare company, outperformed. The company reported revenue growth and profit margins that exceeded investors’ expectations, notably in its US business.
Top detractors from performance:
In China, sluggish macroeconomic conditions weighed on consumer sentiment adversely impacting consumption and advertising-related stocks. Key detractors included Kweichow Moutai Co. Ltd. and Wuliangye Yibin Co. Ltd.
Some of the Fund’s sector positioning in India detracted from relative performance. The Fund was underweight in the strongest-performing sectors, including industrials, consumer discretionary, and utilities, and was overweight in the energy sector. Notably, Reliance Industries Ltd. underperformed due to global softness in refining and petrochemicals margins.
In Mexico, the presidential elections in both Mexico and the US caused policy uncertainty that led to a widespread selloff in equities and depreciation of the Mexican peso against the US dollar, which detracted from the Fund’s performance.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	Since inception (5/2/16)
Macquarie Emerging Markets Fund (Class R6) – including sales charge	12.58%	3.84%	6.98%
Macquarie Emerging Markets Fund (Class R6) – excluding sales charge	12.58%	3.84%	6.98%
MSCI Emerging Markets Index (net)	11.86%	3.20%	5.56%
MSCI Emerging Markets Index (gross)	12.42%	3.62%	5.97%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of November 30, 2024)
Fund net assets	$5,240,599,492
Total number of portfolio holdings	125
Total advisory fees paid	$52,094,048
Portfolio turnover rate	14%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	24.96%
Taiwan	23.55%
China	17.05%
India	15.69%
Brazil	5.93%
Mexico	3.71%
Türkiye	1.72%
United States	1.31%
Indonesia	1.11%
Argentina	1.02%

Sector allocation
Information Technology	40.36%
Energy	12.20%
Industrials	11.88%
Consumer Discretionary	9.27%
Communication Services	8.49%
Consumer Staples	5.54%
Financials	5.03%
Materials	3.28%
Healthcare	2.51%
Utilities	0.57%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.43%
SK Hynix	7.78%
SK Square	7.18%
Reliance Industries	6.15%
MediaTek	4.12%
Samsung Electronics	3.90%
Alibaba Group Holding ADR	3.23%
Reliance Industries GDR	2.69%
Tencent Holdings	2.64%
PDD Holdings ADR	1.84%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 1.05%.
On December 31, 2024, Delaware Emerging Markets Fund will be renamed Macquarie Emerging Markets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4117419)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,000 for 2024 and $61,725 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,865 for 2024 and $19,095 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $7,250 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Global / international equity mutual funds
Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Financial statements and other information
For the year ended November 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Emerging Markets Fund	November 30, 2024
	Number of shares	Value (US $)
Common Stocks — 97.29%Δ
Argentina — 0.96%
Cablevision Holding GDR †	443,972	$ 2,832,987
Cresud ADR	1,676,544	21,677,714
Grupo Clarin GDR Class B 144A #, †	131,213	610,012
IRSA Inversiones y Representaciones ADR	1,476,099	25,285,567
		50,406,280
Australia — 0.04%
Woodside Energy Group ADR	137,332	2,202,805
		2,202,805
Bahrain — 0.08%
Aluminium Bahrain GDR 144A #	221,400	4,066,299
		4,066,299
Brazil — 4.33%
Atacadao †	500,000	534,337
Auren Energia	350,225	573,929
Banco Bradesco ADR	14,200,000	30,246,000
Banco Santander Brasil ADR	2,751,128	11,444,693
BRF ADR	6,850,000	28,290,500
Centrais Eletricas Brasileiras ADR	989,541	5,650,279
Embraer ADR †	420,704	16,083,514
Itau Unibanco Holding ADR	5,952,439	31,905,073
Petroleo Brasileiro ADR	3,200,000	45,696,000
Rumo	1,905,351	6,083,266
Telefonica Brasil ADR	2,050,000	16,830,500
TIM ADR	1,244,820	16,058,178
Vale ADR	1,500,000	14,790,000
XP Class A	211,715	2,866,621
		227,052,890
Chile — 0.68%
Cia Cervecerias Unidas ADR	410,528	4,704,651
Sociedad Quimica y Minera de Chile ADR	800,000	30,768,000
		35,472,651
China — 17.05%
Alibaba Group Holding ADR	1,940,000	169,497,800
Baidu ADR †	796,126	67,710,516
BeiGene †	1,615,700	26,975,534
China Petroleum & Chemical Class H	30,000,000	16,121,518
DiDi Global ADR †	1,278,300	6,033,576
Full Truck Alliance ADR	300,000	3,003,000
Guangshen Railway Class H	11,000,000	2,963,674

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
iQIYI ADR †	1,450,000	$ 3,132,000
JD.com ADR	1,400,000	52,332,000
Joinn Laboratories China Class H 144A #	120,187	142,885
Kunlun Energy	21,000,000	19,874,068
Meituan Class B 144A #, †	500,000	10,546,640
New Oriental Education & Technology Group ADR	741,981	43,272,332
PDD Holdings ADR †	1,000,000	96,560,000
PetroChina Class H	18,000,000	12,816,028
Sohu.com ADR <<, †	2,219,642	28,877,542
TAL Education Group ADR †	5,361,736	53,242,039
Tencent Holdings	2,684,000	138,610,516
Tencent Music Entertainment Group ADR	950,000	10,839,500
Tianjin Development Holdings	15,885,550	3,917,399
Tingyi Cayman Islands Holding	13,000,000	16,342,511
Trip.com Group ADR †	582,400	37,652,160
Tsingtao Brewery Class H	5,000,000	31,298,201
Uni-President China Holdings	31,186,000	27,578,365
Weibo ADR	1,450,000	13,920,000
		893,259,804
India — 15.69%
Aurobindo Pharma	1,500,000	22,470,834
BSE	402,650	22,345,566
Equinox India Developments GDR †	102,021	165,354
Glenmark Pharmaceuticals	1,167,988	21,164,202
HCL Technologies	1,800,000	39,491,610
Infosys	2,640,000	58,224,322
Jio Financial Services †	5,785,587	22,558,602
Lupin	2,500,000	60,745,886
Reliance Industries	21,000,000	322,241,261
Reliance Industries GDR 144A #	2,340,879	141,155,004
Tata Chemicals	1,866,909	24,615,248
Tata Consultancy Services	680,000	34,443,337
Tata Consumer Products	2,128,276	24,206,946
United Breweries	1,000,000	23,128,031
Zee Entertainment Enterprises	3,530,000	5,416,566
		822,372,769
Indonesia — 1.11%
Astra International	180,000,000	57,989,721
		57,989,721

	Number of shares	Value (US $)
Common StocksΔ (continued)
Malaysia — 0.07%
UEM Sunrise	17,000,000	$ 3,732,079
		3,732,079
Mexico — 3.71%
America Movil ADR	1,369,199	20,305,221
Cemex ADR	5,100,000	28,407,000
Coca-Cola Femsa ADR	300,000	23,889,000
Fomento Economico Mexicano ADR	688,329	61,529,729
Grupo Financiero Banorte Class O	4,000,000	26,835,531
Grupo Televisa ADR	6,017,000	12,094,170
Ollamani SAB †	1,504,250	2,677,517
Sitios Latinoamerica †	1,369,199	200,395
Wal-Mart de Mexico	7,000,000	18,627,572
		194,566,135
Netherlands — 0.02%
VEON ADR †	29,290	993,517
		993,517
Peru — 0.96%
Cia de Minas Buenaventura ADR	3,217,400	38,930,540
Credicorp	60,000	11,128,200
		50,058,740
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK GDR =, †	551,200	0
		0
Saudi Arabia — 0.42%
Saudi Arabian Oil 144A #	3,022,827	22,095,004
		22,095,004
Singapore — 0.95%
Grab Holdings Class A †	10,000,000	50,000,000
		50,000,000

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Africa — 0.37%
Naspers Class N	86,398	$ 19,508,336
		19,508,336
South Korea — 24.16%
Kakao	200,000	5,762,906
Kakaopay †	100,000	1,780,234
KB Financial Group ADR	245,928	16,951,817
LG Chem	75,000	15,344,538
LG Uplus	2,403,542	20,001,970
Lotte	300,000	4,503,811
Lotte Chilsung Beverage	44,000	3,817,195
Lotte Wellfood	60,000	4,818,338
Samsung C&T	1,059,195	90,848,684
Samsung Electronics	5,200,000	204,480,784
Samsung Life Insurance	390,000	30,045,548
Shinhan Financial Group	300,000	11,495,133
SK Hynix	3,490,000	407,469,075
SK Square †	7,031,497	376,221,929
SK Telecom ADR	2,991,174	72,446,234
		1,265,988,196
Taiwan — 23.55%
FIT Hon Teng 144A #, †	38,000,000	15,673,867
Hon Hai Precision Industry	6,000,000	36,538,136
MediaTek	5,500,000	215,953,286
Taiwan Semiconductor Manufacturing	31,000,000	965,977,279
		1,234,142,568
Türkiye — 1.72%
Akbank	25,000,000	43,845,428
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	429,462
Turk Telekomunikasyon †	951,192	1,263,606
Turkcell Iletisim Hizmetleri	2,427,827	6,346,942
Turkcell Iletisim Hizmetleri ADR	4,449,485	29,500,085
Turkiye Sise ve Cam Fabrikalari	7,651,443	8,965,578
		90,351,101
United Kingdom — 0.11%
Griffin Mining †	3,056,187	5,521,060
		5,521,060

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States — 1.31%
Micron Technology	700,000	$ 68,565,000
		68,565,000
Total Common Stocks (cost $4,533,304,912)		5,098,344,955

Preferred Stocks — 2.40%Δ
Brazil — 1.60%
Braskem Class A †, ω	1,470,000	3,659,853
Petroleo Brasileiro ADR 9.30% ω	5,900,000	76,936,000
Usinas Siderurgicas de Minas Gerais Class A 5.66% ω	3,235,733	3,285,854
		83,881,707
Russia — 0.00%
Transneft PJSC =, ω	1,200,000	0
		0
South Korea — 0.80%
LG Chem 1.98% ω	18,000	2,459,638
Samsung Electronics 3.17% ω	1,183,100	39,544,986
		42,004,624
Total Preferred Stocks (cost $118,322,069)		125,886,331

Warrants — 0.06%
Argentina — 0.06%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 <<, †	1,637,840	3,030,004
Total Warrants (cost $0)		3,030,004

Exchange-Traded Fund — 0.20%
iShares MSCI Turkey ETF <<	290,275	10,589,232
Total Exchange-Traded Fund (cost $13,207,352)		10,589,232

Schedule of investments
Macquarie Emerging Markets Fund
	Number ofshares	Value (US $)

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0

Short-Term Investments — 0.44%
Money Market Mutual Funds — 0.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.53%)	5,741,575	5,741,575
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.51%)	5,741,575	5,741,575
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.59%)	5,741,575	5,741,575
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.58%)	5,741,575	5,741,575
Total Short-Term Investments (cost $22,966,300)		22,966,300
Total Value of Securities—100.39% (cost $4,696,359,689)		$5,260,816,822
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $194,289,711, which represents 3.71% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund

Summary of abbreviations: (continued)
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Emerging Markets Fund	November 30, 2024
Assets:
Investments, at value*	$5,218,320,044
Investments of affiliated issuers, at value**	42,496,778
Foreign currencies, at valueΔ	7,720,468
Cash	45,499
Receivable for securities sold	34,504,530
Dividends receivable	5,903,792
Receivable for fund shares sold	5,800,514
Prepaid expenses	86,121
Foreign tax reclaims receivable	55,664
Other assets	44,061
Total Assets	5,314,977,471
Liabilities:
Accrued capital gains taxes on appreciated securities	62,375,466
Payable for fund shares redeemed	5,144,835
Investment management fees payable to affiliates	4,234,301
Other accrued expenses	2,532,331
Distribution fees payable to affiliates	91,046
Total Liabilities	74,377,979
Total Net Assets	$5,240,599,492

Net Assets Consist of:
Paid-in capital	$4,843,987,917
Total distributable earnings (loss)	396,611,575
Total Net Assets	$5,240,599,492

Net Asset Value

Class A:
Net assets	$251,280,811
Shares of beneficial interest outstanding, unlimited authorization, no par	12,085,661
Net asset value per share	$20.79
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$22.06

Class C:
Net assets	$34,087,528
Shares of beneficial interest outstanding, unlimited authorization, no par	1,792,618
Net asset value per share	$19.02

Class R:
Net assets	$19,607,170
Shares of beneficial interest outstanding, unlimited authorization, no par	936,550
Net asset value per share	$20.94

Institutional Class:
Net assets	$2,708,135,291
Shares of beneficial interest outstanding, unlimited authorization, no par	129,078,605
Net asset value per share	$20.98

Class R6:
Net assets	$2,227,488,692
Shares of beneficial interest outstanding, unlimited authorization, no par	106,093,774
Net asset value per share	$21.00
*Investments, at cost	$4,601,580,493
**Investments of affiliated issuers, at cost	94,779,196
ΔForeign currencies, at cost	7,916,404
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Emerging Markets Fund	Year ended November 30, 2024
Investment Income:
Dividends	$131,839,925
Dividends from affiliated investments	246,030
Foreign tax withheld	(16,304,608)
115,781,347

Expenses:
Management fees	60,707,473
Distribution expenses — Class A	663,570
Distribution expenses — Class C	400,395
Distribution expenses — Class R	107,064
Dividend disbursing and transfer agent fees and expenses	3,844,181
Custodian fees	2,565,978
Accounting and administration expenses	817,504
Reports and statements to shareholders expenses	389,983
Trustees’ fees	229,053
Legal fees	227,643
Registration fees	194,098
Audit and tax fees	65,848
Other	134,197
70,346,987
Less expenses waived	(8,613,425)
Less expenses paid indirectly	(42,339)
Total operating expenses	61,691,223
Net Investment Income (Loss)	54,090,124

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$89,841,694
Foreign currencies	(1,585,400)
Net realized gain (loss)	88,256,294

Net change in unrealized appreciation (depreciation) on:
Investments[2]	436,211,302
Affiliated investments	13,540,060
Foreign currencies	(214,362)
Net change in unrealized appreciation (depreciation)	449,537,000
Net Realized and Unrealized Gain (Loss)	537,793,294
Net Increase (Decrease) in Net Assets Resulting from Operations	$591,883,418
[1]	Includes $(3,535,167) capital gains taxes paid.
[2]	Includes net change of $(35,914,439) on capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Emerging Markets Fund
	Year ended
	11/30/24	11/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$54,090,124	$117,637,513
Net realized gain (loss)	88,256,294	(109,399,389)
Net change in unrealized appreciation (depreciation)	449,537,000	405,829,149
Net increase (decrease) in net assets resulting from operations	591,883,418	414,067,273

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,747,759)	(3,701,092)
Class C	(860,883)	(371,522)
Class R	(477,200)	(258,570)
Institutional Class	(74,554,394)	(46,309,293)
Class R6	(62,666,049)	(35,249,700)
	(145,306,285)	(85,890,177)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	53,937,003	41,297,648
Class C	2,520,835	4,214,114
Class R	4,322,273	4,040,279
Institutional Class	739,085,245	719,644,871
Class R6	470,263,974	339,368,571

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,374,039	3,499,593
Class C	849,946	365,579
Class R	476,067	258,570
Institutional Class	65,099,319	40,244,270
Class R6	51,519,609	28,763,821
	1,394,448,310	1,181,697,316

	Year ended
	11/30/24	11/30/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(74,892,879)	$(63,847,608)
Class C	(15,753,171)	(22,113,722)
Class R	(6,868,284)	(7,476,551)
Institutional Class	(851,680,958)	(966,333,294)
Class R6	(469,803,340)	(380,693,331)
	(1,418,998,632)	(1,440,464,506)
Decrease in net assets derived from capital share transactions	(24,550,322)	(258,767,190)
Net Increase in Net Assets	422,026,811	69,409,906

Net Assets:
Beginning of year	4,818,572,681	4,749,162,775
End of year	$5,240,599,492	$4,818,572,681
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Emerging Markets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.07	$17.78	$24.14	$23.67	$19.13

0.16	0.40	0.50	0.54	0.04
2.09	1.16	(6.09)	0.07	4.62
2.25	1.56	(5.59)	0.61	4.66

(0.53)	(0.27)	(0.77)	—	(0.12)
—	—	—	(0.14)	—
(0.53)	(0.27)	(0.77)	(0.14)	(0.12)

$20.79	$19.07	$17.78	$24.14	$23.67

12.12%	8.97%	(23.97%)	2.57%	24.44%

$251,281	$242,762	$245,037	$361,528	$364,314
1.43%	1.46%	1.51%	1.57%	1.62%
1.59%	1.59%	1.66%	1.59%	1.63%
0.75%	2.22%	2.54%	2.08%	0.21%
0.59%	2.09%	2.39%	2.06%	0.20%
14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$17.44	$16.24	$22.09	$21.83	$17.67

0.01	0.24	0.33	0.32	(0.10)
1.93	1.07	(5.60)	0.08	4.26
1.94	1.31	(5.27)	0.40	4.16

(0.36)	(0.11)	(0.58)	—	—
—	—	—	(0.14)	—
(0.36)	(0.11)	(0.58)	(0.14)	—

$19.02	$17.44	$16.24	$22.09	$21.83

11.34%	8.13%	(24.56%)	1.82%	23.54%

$34,087	$42,531	$56,938	$105,474	$118,977
2.18%	2.21%	2.26%	2.32%	2.37%
2.34%	2.34%	2.41%	2.34%	2.38%
0.03%	1.47%	1.79%	1.33%	(0.54%)
(0.13%)	1.34%	1.64%	1.31%	(0.55%)
14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.17	$17.87	$24.24	$23.82	$19.25

0.11	0.36	0.46	0.48	(0.01)
2.13	1.16	(6.14)	0.08	4.64
2.24	1.52	(5.68)	0.56	4.63

(0.47)	(0.22)	(0.69)	—	(0.06)
—	—	—	(0.14)	—
(0.47)	(0.22)	(0.69)	(0.14)	(0.06)

$20.94	$19.17	$17.87	$24.24	$23.82

11.92%	8.64%	(24.15%)	2.34%	24.11%

$19,607	$19,767	$21,502	$34,148	$38,689
1.68%	1.71%	1.76%	1.82%	1.87%
1.84%	1.84%	1.91%	1.84%	1.88%
0.51%	1.97%	2.29%	1.83%	(0.04%)
0.35%	1.84%	2.14%	1.81%	(0.05%)
14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.23	$17.94	$24.35	$23.85	$19.27

0.21	0.45	0.55	0.61	0.09
2.11	1.16	(6.13)	0.07	4.66
2.32	1.61	(5.58)	0.68	4.75

(0.57)	(0.32)	(0.83)	(0.04)	(0.17)
—	—	—	(0.14)	—
(0.57)	(0.32)	(0.83)	(0.18)	(0.17)

$20.98	$19.23	$17.94	$24.35	$23.85

12.42%	9.22%	(23.76%)	2.84%	24.76%

$2,708,135	$2,525,330	$2,558,425	$3,728,519	$4,078,412
1.18%	1.21%	1.26%	1.32%	1.37%
1.34%	1.34%	1.41%	1.34%	1.38%
0.99%	2.47%	2.79%	2.33%	0.46%
0.83%	2.34%	2.64%	2.31%	0.45%
14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.25	$17.97	$24.38	$23.88	$19.28

0.23	0.47	0.57	0.64	0.12
2.12	1.15	(6.13)	0.07	4.66
2.35	1.62	(5.56)	0.71	4.78

(0.60)	(0.34)	(0.85)	(0.07)	(0.18)
—	—	—	(0.14)	—
(0.60)	(0.34)	(0.85)	(0.21)	(0.18)

$21.00	$19.25	$17.97	$24.38	$23.88

12.58%	9.28%	(23.67%)	2.94%	24.93%

$2,227,489	$1,988,183	$1,867,261	$2,190,839	$1,130,453
1.07%	1.13%	1.16%	1.21%	1.25%
1.24%	1.22%	1.30%	1.23%	1.26%
1.10%	2.55%	2.89%	2.44%	0.58%
0.93%	2.44%	2.75%	2.42%	0.57%
14%	2%	11%	4%	5%

Notes to financial statements
Macquarie Emerging Markets Fund	November 30, 2024
Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers one series: Macquarie Emerging Markets Fund (formerly, Delaware Emerging Markets Fund through December 31, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2024, and for all open tax years (years ended November 30, 2021– November 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended November 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds —  The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Notes to financial statements
Macquarie Emerging Markets Fund
1. Significant Accounting Policies (continued)
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $40,970 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $1,369 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Fund, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, 1.10% on the next $5.5 billion, and 1.075% on average daily net assets in excess of $8 billion.
Effective April 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.17% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 1.05% of the Fund’s Class R6 shares’ average daily net assets through March 31, 2025. Prior to April 1, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 1.20% of the Fund’s Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 1.12% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Macquarie Emerging Markets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2024 through March 31, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.42%*	2.17%*	1.67%*	1.17%*	1.05%*
*	Prior to April 1, 2024, these amounts for Class A, Class C, Class R, Institutional Class, and Class R6 shares were 1.45%, 2.20%, 1.70%, 1.20%, and 1.12%, respectively.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2024, the Fund paid $244,024 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2024, the Fund paid $345,400 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2024, the Fund paid $117,326 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended November 30, 2024, DDLP earned $12,142 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2024, DDLP received gross CDSC commissions of $1,299 and $2,112 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.

Notes to financial statements
Macquarie Emerging Markets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended November 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend Income
Common Stock—0.55%
Sohu.com ADR
	$17,801,529	$—	$—	$—	$11,076,013	$28,877,542	2,219,642	$—
Exchange-Traded Fund—0.20%
iShares MSCI Turkey ETF
	10,237,999	—	—	—	351,233	10,589,232	290,275	246,030
Warrants—0.06%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26
	917,190	—	—	—	2,112,814	3,030,004	1,637,840	—
Total	$28,956,718	$—	$—	$—	$13,540,060	$42,496,778		$246,030
3. Investments
For the year ended November 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$727,963,825
Sales	915,609,783
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$4,763,967,441
Aggregate unrealized appreciation of investments	$2,026,941,830
Aggregate unrealized depreciation of investments	(1,530,092,449)
Net unrealized appreciation of investments	$496,849,381
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Macquarie Emerging Markets Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$46,963,281	$3,442,999	$—	$50,406,280
Australia	2,202,805	—	—	2,202,805
Bahrain	—	4,066,299	—	4,066,299
Brazil	227,052,890	—	—	227,052,890
Chile	35,472,651	—	—	35,472,651
China	644,949,031	248,310,773	—	893,259,804
India	141,155,004	681,217,765	—	822,372,769
Indonesia	—	57,989,721	—	57,989,721
Malaysia	—	3,732,079	—	3,732,079
Mexico	194,566,135	—	—	194,566,135
Netherlands	993,517	—	—	993,517
Peru	50,058,740	—	—	50,058,740
Russia	—	—	—[1,2]	—
Saudi Arabia	—	22,095,004	—	22,095,004
Singapore	50,000,000	—	—	50,000,000
South Africa	19,508,336	—	—	19,508,336
South Korea	89,398,051	1,176,590,145	—	1,265,988,196
Taiwan	—	1,234,142,568	—	1,234,142,568
Türkiye	73,774,975	16,576,126	—	90,351,101
United Kingdom	—	5,521,060	—	5,521,060
United States	68,565,000	—	—	68,565,000
Exchange-Traded Fund	10,589,232	—	—	10,589,232
Participation Notes	—	—	—[2]	—
Preferred Stocks	83,881,707	42,004,624	—[1,2]	125,886,331
Warrants	3,030,004	—	—	3,030,004
Short-Term Investments	22,966,300	—	—	22,966,300
Total Value of Securities	$1,765,127,659	$3,495,689,163	$—	$5,260,816,822

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of November 30, 2024.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the year ended November 30, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
As a result of utilizing international fair value pricing at November 30, 2024, a majority of the common stock in the portfolio was categorized as Level 2.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2024 and 2023 were as follows:
	Year ended
	11/30/24	11/30/23
Ordinary income	$145,306,285	$85,890,177
5. Components of Net Assets on a Tax Basis
As of November 30, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$4,843,987,917
Undistributed ordinary income	84,459,599
Capital loss carryforwards	(122,178,026)
Unrealized appreciation (depreciation) of investments	434,330,002
Net assets	$5,240,599,492
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and unrealized capital gain taxes.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of passive foreign investment companies (PFICs), and securities no longer considered PFICs.

Notes to financial statements
Macquarie Emerging Markets Fund
5. Components of Net Assets on a Tax Basis (continued)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2024, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 17,937,332	$104,240,694	$ 122,178,026
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/24	11/30/23
Shares sold:
Class A	2,563,761	2,282,355
Class C	131,875	251,905
Class R	203,379	223,321
Institutional Class	34,722,993	39,750,135
Class R6	22,155,454	18,682,191

Shares issued upon reinvestment of dividends and distributions:
Class A	339,406	206,953
Class C	49,130	23,465
Class R	25,109	15,174
Institutional Class	3,442,587	2,365,918
Class R6	2,725,905	1,690,001
	66,359,599	65,491,418

Shares redeemed:
Class A	(3,548,971)	(3,537,901)
Class C	(826,904)	(1,342,590)
Class R	(322,811)	(411,015)
Institutional Class	(40,418,303)	(53,407,849)
Class R6	(22,060,232)	(21,035,239)
	(67,177,221)	(79,734,594)
Net decrease	(817,622)	(14,243,176)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended November 30, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/24	36,437	8,607	974,949	—	18,954	41,531	958,182	$19,946,103
11/30/23	182,371	11,010	612,114	8,544	43,393	193,696	574,693	14,775,323
7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of November 30, 2024, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a

Notes to financial statements
Macquarie Emerging Markets Fund
8. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2024, the Fund had no securities out on loan.
9. Credit and Market Risks
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain

Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

Notes to financial statements
Macquarie Emerging Markets Fund
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Global & International Funds and Shareholders of Macquarie Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Emerging Markets Fund (formerly, Delaware Emerging Markets Fund) (constituting Delaware Group® Global & International Funds, referred to hereafter as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Emerging Markets Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	100.00%

(A) is based on a percentage of the Fund’s total distributions.
*For the fiscal year ended November 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by each Fund from ordinary income reported as qualified dividend income is 61.81%. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV, as applicable.
The Fund intends to pass through foreign tax credits in the maximum amount of $8,466,810. The gross foreign source income earned during the fiscal year 2024 by the Fund was $130,277,738.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Emerging Markets Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (MIMGL or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other Fund information (Unaudited)
Macquarie Emerging Markets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in the  Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser and the oversight provided by DMC. The Board also considered the expertise of the Affiliated

Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Adviser is part of Macquarie’s global investment platform that has offices and personnel that are located around the world. The Affiliated Sub-Adviser provides research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, makes recommendations regarding securities, provides portfolio management services and assists with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Adviser.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with the portfolio manager at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first, third, second and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 5-, and 10-year periods and underperformed its benchmark index for the 3-year period. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review (except for the 3-year period).
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by

Other Fund information (Unaudited)
Macquarie Emerging Markets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund are not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.

Other Fund information (Unaudited)
Macquarie Emerging Markets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4117419)
AR-034-0125
This page is not part of the Financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Global & International Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	February 7, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer

Date:	February 7, 2025